Wilshire Private Assets Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Master Fund — 99.2%
Description	Geographic Region	Shares	Fair Value
Wilshire Private Assets Master Fund, Class Institutional	North America	2,813,361	$33,507,126
Total Master Fund (Cost — $29,639,626)			33,507,126

Short Term Investment — 0.8%
Description	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X
5.236%**	North America	266,733	266,733
Total Short Term Investment (Cost — $266,733)			266,733
Total Investments — 100.0% (Cost — $29,906,359)			$33,773,859
Other Assets and Liabilities, Net — 0.0%			(13,712)
Net Assets — 100.0%			$33,760,147

**	The rate reported is the 7-day effective yield as of June 30, 2024.

DWP-QH-001-0700

Wilshire Private Assets Tender Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Master Fund — 47.1%
Description	Geographic Region	Shares	Fair Value
Wilshire Private Assets Master Fund, Class Institutional	North America	3,655	$43,533
Total Master Fund (Cost — $40,499)			43,533

Short Term Investment — 79.7%
Description	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X
5.236%**	North America	73,803	73,803
Total Short Term Investment (Cost — $73,803)			73,803
Total Investments — 126.8% (Cost — $114,302)			$117,336
Other Assets and Liabilities, Net — (26.8)%			(24,770)
Net Assets — 100.0%			$92,566

**	The rate reported is the 7-day effective yield as of June 30, 2024.

DWP-QH-001-0700

Wilshire Private Assets Master Fund

Schedule of Investments

June 30, 2024 (Unaudited)

Primary Private Fund Investments — 68.5%(A)(B)
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment		Unfunded Portion of Commitment		Shares	Fair Value
Brevet Direct Lending *(C)	6/9/2023	Quarterly	Global	Private Lending	$2,000,000		$—		2,000	$2,219,850
Buhuovc L.P. *	3/8/2021	None	Asia-Pacific	Venture Capital	6,500,000		49,915		(D)	9,246,727
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	None	North America	Distressed Debt	4,000,000		1,376,863		(D)	2,581,386
Linden Structured Capital Fund L.P. *	12/18/2020	None	North America	Buyout	6,500,000		747,687		(D)	7,811,789
RCP MB Investments B, L.P. *	12/26/2021	None	North America	Buyout	1,000,000		—		(D)	1,101,048
Total Primary Private Fund Investments (Cost — $17,696,959)										22,960,800

Secondary Private Fund Investments — 21.1%(A)(B)
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment		Unfunded Portion of Commitment		Shares	Fair Value
Basalt Infrastructure Partners II, L.P. *	11/17/2020	None	UK, Europe and US	Infrastructure	6,000,000		1,863,982		(D)	4,447,312
Graphite Capital Partners VII A *(E)	7/19/2021	None	Europe	Buyout	1,044,282	(F)	11,036	(F)	(D)	156,417
Graphite Capital Partners VII C *(E)	7/19/2021	None	Europe	Buyout	189,872	(F)	2,023	(F)	(D)	35,372
Graphite Capital Partners VIII B L.P. (E)	7/19/2021	None	Europe	Buyout	487,374	(F)	50,449	(F)	(D)	275,324
Graphite Capital Partners VIII D L.P. (E)	7/19/2021	None	Europe	Buyout	2,781,939	(F)	288,700	(F)	(D)	1,728,062
Graphite Capital Partners VIII Top Up Fund B L.P. *(E)	7/19/2021	None	Europe	Buyout	1,475,077	(F)	90,954	(F)	(D)	440,376
Total Secondary Private Fund Investments (Cost — $6,243,377)										7,082,863

Short Term Investment — 10.8%
Description	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X
5.236%**	North America	3,630,568	3,630,568
Total Short Term Investment (Cost — $3,630,568)			3,630,568
Total Investments — 100.4% (Cost — $27,570,904)			$33,674,231
Other Assets and Liabilities, Net — (0.4)%			(123,707)
Net Assets — 100.0%			$33,550,524

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
(A)

Primary Private Fund Investments and Secondary Private Fund Investments are not redeemable and the final distribution date is not known at this time, except as noted in the Redemption Frequency column.

Wilshire Private Assets Master Fund

Schedule of Investments

June 30, 2024 (Unaudited)

(B)	Private Assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of June 30, 2024, was $30,043,663 or 89.5% of net assets. As of June 30, 2024, the aggregate cost of each investment restricted to sale was $2,000,000, $5,644,299, $2,850,057, $6,197,842, $1,004,761, $4,132,713, $111,498, $36,671, $279,050, $1,489,885, $193,560, respectively, totaling $23,940,336.
(C)	Initial lock-up period: six months to five years.
(D)	Investment does not issue shares.
(E)	Security value was determined by using significant unobservable inputs.
(F)	Amount reflected in GBP currency.

L.P. — Limited Partnership

DWP-QH-001-0700